O’Shaughnessy Market Leaders Value Fund

Class I: OFVIX

(the “Fund”)

Supplement dated May 29, 2025 to the
Summary Prospectus dated November 28, 2024

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase or redeem shares of the Fund to:

Regular Mail:
O’Shaughnessy Market Leaders Value Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
O’Shaughnessy Market Leaders Value Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Summary Prospectus for reference.